DNP SELECT INCOME FUND INC.

SCHEDULE OF INVESTMENTS

July 31, 2023

(Unaudited)

Shares	Description	Value

COMMON STOCKS & MLP INTERESTS - 114.7%

	ELECTRIC, GAS AND WATER - 77.6%
1,836,310	Alliant Energy Corp. (a)	$98,683,299
1,292,975	Ameren Corp. (a)	110,769,168
1,050,090	American Electric Power Co., Inc. (a)	88,984,627
386,275	American Water Works Co. (a)	56,948,523
751,750	Atmos Energy Corp. (a)(b)	91,495,493
389,700	Black Hills Corp.	23,510,601
3,888,870	CenterPoint Energy, Inc. (a)	117,016,098
1,654,865	CMS Energy Corp. (a)	101,062,606
1,332,980	Dominion Energy, Inc. (a)	71,381,079
591,120	DTE Energy Co. (a)(b)	67,565,016
6,934,037	EDP-Energias de Portugal, S.A. (Portugal)	32,491,711
1,530,055	Emera Inc. (Canada)	62,178,645
5,332,200	Enel S.p.A. (Italy)	36,873,128
494,520	Entergy Corp. (a)	50,787,204
1,474,910	Essential Utilities, Inc. (a)	62,373,944
1,156,456	Evergy, Inc. (a)	69,352,666
1,119,140	Eversource Energy (a)	80,947,396
1,138,500	FirstEnergy Corp. (a)	44,845,515
981,900	Fortis Inc. (Canada)	41,931,699
3,539,400	Iberdrola, S.A. (Spain)	44,311,279
3,389,100	National Grid plc (United Kingdom)	44,979,563
875,590	New Jersey Resources Corp. (a)	39,138,873
1,066,775	NextEra Energy, Inc. (a)	78,194,608
2,685,015	NiSource Inc. (a)	74,750,818
779,470	Northwest Natural Holding Co.	33,493,826
2,005,300	OGE Energy Corp. (a)	72,491,595
576,000	ONE Gas, Inc. (a)	45,578,880
2,106,700	PG&E Corp.*	37,098,987
624,930	Pinnacle West Capital Corp. (a)	51,756,703
1,553,650	Public Service Enterprise Group Inc. (a)(b)	98,066,388
728,850	Sempra Energy (a)	108,613,227
460,000	Severn Trent plc (United Kingdom)	15,116,120
1,243,595	Southern Co. (a)(b)	89,961,662
776,340	Spire Inc. (a)	49,351,934
1,033,990	WEC Energy Group, Inc. (a)	92,914,341
1,490,150	Xcel Energy Inc. (a)	93,477,110

		2,378,494,332

The accompanying note is an integral part of this financial statement.

DNP SELECT INCOME FUND INC.

SCHEDULE OF INVESTMENTS — (Continued)

July 31, 2023

(Unaudited)

Shares	Description	Value

	OIL & GAS STORAGE, TRANSPORTATION AND PRODUCTION - 22.3%
521,000	Cheniere Energy, Inc.	$84,329,060
320,000	DT Midstream Inc.	17,126,400
990,945	Enbridge Inc. (Canada)	36,466,776
4,350,062	Energy Transfer Equity LP	57,812,324
1,000,000	EnLink Midstream, LLC	11,600,000
1,631,000	Enterprise Products Partners LP	43,237,810
515,000	Golar LNG Limited (Bermuda)	12,421,800
706,111	Hess Midstream LP Class A	22,023,602
1,000,000	Keyera Corp. (Canada)	25,078,822
1,250,026	Kinder Morgan, Inc. (a)	22,137,961
1,368,852	MPLX LP	48,607,935
317,391	New Fortress Energy Inc.	9,061,513
475,000	ONEOK, Inc.	31,844,000
1,241,600	Pembina Pipeline Corp. (Canada)	39,382,184
2,189,900	Plains All American Pipeline, LP	32,585,712
891,120	Targa Resources Corp.	73,062,929
866,000	TC Energy Corp. (Canada) (a)(b)	31,063,420
105,500	Valero Energy Corp.	13,600,005
609,000	Western Midstream Partners, LP	17,216,430
1,593,500	The Williams Companies, Inc.	54,896,075

		683,554,758

	TELECOMMUNICATIONS - 14.8%
345,940	American Tower Corp. (a)	65,835,841
2,584,500	AT&T Inc.	37,526,940
1,065,865	BCE Inc. (Canada) (a)(b)	46,066,685
730,050	Cellnex Telecom SA (Spain)	29,894,549
1,089,400	Comcast Corp. Class A (a)(b)	49,306,244
683,755	Crown Castle International Corp. (a)(b)	74,043,829
70,905	Equinix, Inc. (a)(b)	57,427,378
2,349,500	Telus Corp. (Canada)	41,911,689
1,339,489	Verizon Communications Inc. (a)	45,649,785
782,200	Vodafone Group Plc ADR (United Kingdom)	7,524,764

		455,187,704

	Total Common Stocks & MLP Interests
	(Cost $2,801,286,131)	3,517,236,794

The accompanying note is an integral part of this financial statement.

DNP SELECT INCOME FUND INC.

SCHEDULE OF INVESTMENTS — (Continued)

July 31, 2023

(Unaudited)

Par Value	Description	Value

BONDS - 19.7%

	ELECTRIC, GAS AND WATER - 10.3%
$8,000,000	American Electric Power
	5 5/8%, 3/01/33	$8,152,190
18,500,000	American Water Capital Corp.
	3.40%, 3/01/25 (a)(b)	17,924,868
22,000,000	Arizona Public Service Co.
	6 7/8%, 8/01/36 (a)(b)	23,414,348
10,000,000	Atlantic City Electric
	3 3/8%, 9/01/24 (a)(b)	9,652,479
10,000,000	Berkshire Hathaway Inc.
	8.48%, 9/15/28 (a)(b)	11,609,878
9,000,000	CMS Energy Corp.
	3.45%, 8/15/27 (a)(b)	8,419,003
8,000,000	Connecticut Light & Power Co.
	3.20%, 3/15/27	7,528,284
10,000,000	DPL Capital Trust II
	8 1/8%, 9/01/31	8,825,000
6,400,000	DTE Electric Co.
	3.65%, 3/15/24	6,316,682
5,000,000	Duke Energy Corp.
	3 3/4%, 4/15/24 (a)(b)	4,936,874
10,000,000	Duke Energy Corp.
	3.15%, 8/15/27 (a)(b)	9,279,293
5,000,000	Duke Energy Ohio, Inc.
	3.65%, 2/1/29 (a)(b)	4,706,225
8,000,000	Edison International
	4.70%, 8/15/25 (a)(b)	7,836,234
5,600,000	Edison International
	4 1/8%, 3/15/28	5,272,244
9,500,000	Entergy Louisiana, LLC
	5.40%, 11/01/24	9,468,619
9,970,000	Entergy Louisiana, LLC
	4.44%, 1/15/26 (a)(b)	9,793,959
7,000,000	Entergy Louisiana, LLC
	3.12%, 9/01/27 (a)(b)	6,496,448
4,000,000	Entergy Texas, Inc.
	4.00%, 3/30/29	3,769,912

The accompanying note is an integral part of this financial statement.

DNP SELECT INCOME FUND INC.

SCHEDULE OF INVESTMENTS — (Continued)

July 31, 2023

(Unaudited)

Par Value	Description	Value

$4,000,000	Essential Utilities, Inc.
	3.57%, 5/01/29 (a)(b)	$3,689,637
10,000,000	Eversource Energy
	4 1/4%, 4/01/29	9,579,867
6,000,000	Exelon Corp.
	3.60%, 3/15/24 (a)(b)	5,919,489
15,000,000	Florida Power & Light Co.
	3 1/4%, 6/01/24 (a)(b)	14,722,169
18,000,000	Interstate Power & Light
	3 1/4%, 12/01/24 (a)(b)	17,443,295
5,000,000	Nextera Energy Capital
	4.45% 6/20/25 (a)(b)	4,921,685
19,000,000	NiSource Finance Corp.
	3.49%, 5/15/27 (a)(b)	17,942,032
5,000,000	Ohio Power Co.
	6.60%, 2/15/33 (a)(b)	5,389,899
10,000,000	Public Service Electric
	3 3/4%, 3/15/24 (a)(b)	9,879,075
5,000,000	Public Service Electric
	3.00%, 5/15/25	4,805,055
10,000,000	Public Service Electric
	3.00%, 5/15/27 (a)(b)	9,372,561
5,000,000	Public Service New Mexico
	3.85%, 8/01/25	4,790,056
6,000,000	Southern California Gas Co.
	3.15%, 9/15/24 (a)(b)	5,824,943
16,300,000	Southern Power Co.
	4.15%, 12/01/25 (a)(b)	15,937,459
8,500,000	Virginia Electric & Power Co.
	3 1/2%, 3/15/27 (a)(b)	8,068,595
4,000,000	Virginia Electric & Power Co.
	2 7/8%, 7/15/29	3,570,558
2,880,000	Wisconsin Energy Corp.
	3.55%, 6/15/25 (a)(b)	2,743,317
9,000,000	Xcel Energy Inc.
	3.35%, 12/01/26 (a)(b)	8,480,171

		316,482,403

The accompanying note is an integral part of this financial statement.

DNP SELECT INCOME FUND INC.

SCHEDULE OF INVESTMENTS — (Continued)

July 31, 2023

(Unaudited)

Par Value	Description	Value

	OIL & GAS STORAGE, TRANSPORTATION AND PRODUCTION - 6.2%
$4,000,000	Conoco Inc.
	6.95%, 4/15/29	$4,444,956
20,000,000	Enbridge Inc. (Canada)
	4 1/4%, 12/01/26 (a)(b)	19,368,080
6,488,000	Energy Transfer Partners
	7.60%, 2/01/24	6,511,794
5,000,000	Energy Transfer Partners
	9.00%, 11/1/24	5,154,023
3,000,000	Energy Transfer Partners
	4.05%, 3/15/25 (a)(b)	2,923,324
8,850,000	Energy Transfer Partners
	8 1/4%, 11/15/29 (a)(b)	9,863,035
6,000,000	Enterprise Products Operating LP
	3 1/8%, 7/31/29	5,408,677
8,000,000	Enterprise Products Operating LP
	5.35%, 1/31/33	8,164,203
5,000,000	Kinder Morgan Energy Partners, LP
	3 1/2%, 9/01/23 (a)(b)	4,990,444
5,000,000	Kinder Morgan Energy Partners, LP
	7 3/4%, 3/15/32 (a)(b)	5,666,867
10,000,000	Kinder Morgan Energy Partners, LP
	5.80%, 3/15/35	9,974,688
11,000,000	Magellan Midstream Partners, LP
	5.00%, 3/1/26 (a)(b)	10,917,303
8,000,000	MPLX LP
	4 1/4%, 12/01/27	7,655,422
11,000,000	ONEOK, Inc.
	6.00%, 6/15/35	11,018,664
7,500,000	ONEOK Partners, LP
	4.90%, 3/15/25 (a)(b)	7,384,656
16,000,000	Phillips 66
	3.90%, 3/15/28 (a)(b)	15,237,142
10,000,000	Plains All American Pipeline, LP
	4.65%, 10/15/25	9,767,720
20,000,000	Targa Resource Partners
	6 1/2%, 7/15/27 (a)(b)	20,109,731
13,500,000	Valero Energy Partners LP
	4 1/2%, 3/15/28 (a)(b)	13,083,503
6,000,000	Williams Partners LP
	4.30%, 3/04/24 (a)(b)	5,943,145
5,000,000	Williams Partners LP
	4.55%, 6/24/24	4,944,484

		188,531,861

The accompanying note is an integral part of this financial statement.

DNP SELECT INCOME FUND INC.

SCHEDULE OF INVESTMENTS — (Continued)

July 31, 2023

(Unaudited)

Par Value	Description	Value

	TELECOMMUNICATIONS - 3.2%
$4,500,000	American Tower Corp.
	5.00%, 2/15/24	$4,476,691
8,000,000	AT&T Inc.
	2.30%, 6/01/27 (a)(b)	7,169,739
5,900,000	Comcast Corp.
	7.05%, 3/15/33 (a)(b)	6,784,176
5,000,000	Comcast Corp.
	7 1/8%, 2/15/28	5,395,337
17,000,000	Crown Castle International Corp.
	4.45%, 2/15/26 (a)(b)	16,593,841
6,000,000	Digital Realty Trust, Inc.
	3.60%, 7/01/29	5,428,175
15,000,000	Koninklijke KPN NV (Netherlands)
	8 3/8%, 10/01/30 (a)(b)	17,287,173
10,000,000	Telus Corp.
	2.80% 2/16/27 (a)(b)	9,258,041
15,500,000	Verizon Global Funding Corp.
	7 3/4%, 12/01/30	17,818,490
7,500,000	Vodafone Group Plc (United Kingdom)
	7 7/8%, 2/15/30	8,541,973

		98,753,636

	Total Bonds
	(Cost $625,594,960)	603,767,900

SHORT-TERM INVESTMENTS - 0.7%

	U.S. TREASURY BILLS - 0.7%
23,000,000	5.14%, 8/08/23 (c)	22,976,616

	Total Short-Term Investments
	(Cost $22,977,561)	22,976,616

	TOTAL INVESTMENTS - 135.1%
	(Cost $3,449,858,652)	$4,143,981,310

	Secured borrowings - (25.2)%	(773,000,000)
	Secured notes - (6.5)%	(200,000,000)
	Mandatory Redeemable Preferred Shares at liquidation value - (4.3)%	(132,000,000)
	Other assets less other liabilities - 0.9%	28,416,677

	NET ASSETS APPLICABLE TO COMMON STOCK - 100.0%	$3,067,397,987

The accompanying note is an integral part of this financial statement.

DNP SELECT INCOME FUND INC.

SCHEDULE OF INVESTMENTS — (Continued)

July 31, 2023

(Unaudited)

(a)	All or a portion of this security has been pledged as collateral for borrowings and made available for loan
(b)	All or a portion of this security has been loaned
(c)	Rate shown represents yield-to-maturity
*	Non-income producing

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common stock of the Fund.

Note 1. Investment Valuation

The Fund’s investments are carried at fair value which is defined as the price that the Fund might reasonably expect to receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. The three-tier hierarchy of inputs established to classify fair value measurements for disclosure purposes is summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. For more information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements contained in its semi-annual report. The following is a summary of the inputs used to value each of the Fund’s investments at July 31, 2023:

	Level 1	Level 2
Common Stocks & MLP Interests	$3,517,236,794	—
Bonds	—	$603,767,900
Short-Term Investments	—	22,976,616
Total	$3,517,236,794	$626,744,516

There were no Level 3 priced securities held and there were no transfers into or out of Level 3.

Other information regarding the Fund is available on the Fund’s website at www.dpimc.com/dnp or the Securities and Exchange Commission’s website at www.sec.gov.